February 10, 2023
Disclosure Review and Accounting Office
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E. (Mail Stop 5-6)
Washington, D.C. 20549
ATTN: Document Control – Edgar
RE:
Pre-Effective Amendment No. 1 on Form N-6
RiverSource of New York Account 8 (“Registrant”)
RiverSource Life Insurance Co. of New York (“Company”)
File No. 811-05213 and 333-260322
RiverSource® Survivorship Variable Universal Life Insurance
On behalf of Registrant, the Company is filing electronically Registrant’s Pre-Effective Amendment No. 1 (“Amendment No. 1”) on Form N-6. The purpose of this filing is to make certain changes to the features and design of the product.
The prospectus for the above referenced variable life insurance has been marked to show the changes from Registration Statement on Form N-6 filed on or about October 18, 2021.
If you have any questions or comments, please call me at (612) 678-1571. Thank you for your attention to this matter.
Sincerely,
/s/ John P. Hite
John Hite Counsel